Long-term Debt (Details) - USD ($)						12 Months Ended
	Mar. 29, 2020	Feb. 28, 2020	Nov. 16, 2017	Nov. 20, 2012	Dec. 09, 2010	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Feb. 05, 2020
Borrowings
Unamortized discount and debt issuance costs						$ (18,700,000)	$ (8,400,000)
Total long-term debt						2,081,300,000	1,591,600,000
Current portion of debt						1,100,000	250,200,000
Total long term-debt, net of current portion						2,080,200,000	1,341,400,000
Loss on extinguishment of debt						$ 8,800,000	0	$ 0
Percentage of principal amount at which the entity may redeem some or all of the notes prior to specified date						100.00%
Long-term debt redemption price, description of variable discount rate						Treasury Rate
Percentage of principal amount at which the entity may redeem some or all of the notes after specified date						100.00%
Percentage of the principal amount at which the notes are redeemable, upon a change in control						101.00%
Borrowings from revolving credit facility						$ 500,000,000.0	0	0
Repayments of revolving credit facility						500,000,000.0	0	0
Letters of credit outstanding						25,200,000	25,500,000
Cash payments for interest						66,200,000	63,700,000	65,400,000
Senior Unsecured Debt
Borrowings
Repayments of senior debt	$ 262,100,000
2.75% senior notes due 2030
Borrowings
Long-term debt, carrying amount						$ 750,000,000.0	0
Interest rate (as a percent)		2.75%				2.75%
Par value		$ 750,000,000
Unamortized discount		9,300,000
Proceeds from issuance of debt		740,700,000
Issuance costs including underwriter's, credit rating agencies' and attorneys' fees and other costs, which are included in other long-term assets		6,500,000
Accumulated loss on treasury locks		16,400,000
Debt discount and issuance costs		$ 15,800,000
2.75% senior notes due 2030 | Significant Observable Inputs (Level 2)
Borrowings
Fair value of notes						$ 804,800,000	0
3.75% Notes due 2027
Borrowings
Long-term debt, carrying amount						$ 600,000,000.0	600,000,000.0
Interest rate (as a percent)			3.75%			3.75%
Par value			$ 600,000,000
Unamortized discount			2,400,000
Proceeds from issuance of debt			597,600,000
Issuance costs including underwriter's, credit rating agencies' and attorneys' fees and other costs, which are included in other long-term assets			$ 7,700,000
Long-term debt redemption price, basis spread on variable discount rate (as a percent)						20.00%
3.75% Notes due 2027 | Significant Observable Inputs (Level 2)
Borrowings
Fair value of notes						$ 679,300,000	623,400,000
3.5% Notes due 2024
Borrowings
Long-term debt, carrying amount						$ 400,000,000.0	400,000,000.0
Interest rate (as a percent)			3.50%			3.50%
Par value			$ 400,000,000
Unamortized discount			400,000
Proceeds from issuance of debt			399,600,000
Issuance costs including underwriter's, credit rating agencies' and attorneys' fees and other costs, which are included in other long-term assets			$ 4,500,000
Long-term debt redemption price, basis spread on variable discount rate (as a percent)						25.00%
3.5% Notes due 2024 | Significant Observable Inputs (Level 2)
Borrowings
Fair value of notes						$ 438,300,000	414,200,000
3.75% senior notes due 2022
Borrowings
Long-term debt, carrying amount						$ 350,000,000.0	350,000,000.0
Interest rate (as a percent)				3.75%		3.75%
Par value				$ 350,000,000
Unamortized discount				1,100,000
Proceeds from issuance of debt				348,900,000
Issuance costs including underwriter's, credit rating agencies' and attorneys' fees and other costs, which are included in other long-term assets				$ 2,900,000
Long-term debt redemption price, basis spread on variable discount rate (as a percent)						20.00%
3.75% senior notes due 2022 | Significant Observable Inputs (Level 2)
Borrowings
Fair value of notes						$ 366,900,000	361,400,000
5.125% senior notes due 2020
Borrowings
Long-term debt, carrying amount						$ 0	250,000,000.0
Interest rate (as a percent)					5.125%	5.125%
Par value					$ 250,000,000
Unamortized discount					1,100,000
Proceeds from issuance of debt					248,900,000
Issuance costs including underwriter's, credit rating agencies' and attorneys' fees and other costs, which are included in other long-term assets					$ 1,900,000
Premium for early redemption	$ 8,400,000
Interest accrued to the redemption rate						$ 3,700,000
Long-term debt redemption price, basis spread on variable discount rate (as a percent)						35.00%
5.125% senior notes due 2020 | Significant Observable Inputs (Level 2)
Borrowings
Fair value of notes						$ 0	255,000,000.0
Revolving credit facility
Borrowings
Borrowings outstanding						0
Remaining borrowing capacity						1,000,000,000
Borrowings from revolving credit facility						500,000,000	0	0
Repayments of revolving credit facility						$ 500,000,000	$ 0	$ 0
Weighted average interest rate, over time						1.90%
Revolving credit facility | Fourth Amended and Restated Credit Agreement
Borrowings
Debt issuance costs on line of credit									$ 1,300,000
Line of credit, additional borrowing capacity										$ 500,000,000
Letter of Credit | Revolving credit facility
Borrowings
Maximum borrowing capacity						$ 80,000,000
Remaining borrowing capacity						$ 54,900,000
Letter of Credit | Fourth Amended and Restated Credit Agreement
Borrowings
Maximum borrowing capacity										$ 50,000,000